Trade Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Trade And Other Payables [Abstract]
Summary of Trade Payables and Accrued Liabilities
Years ended December 31,
	2018	2017
Trade payables	$24,843	$17,699
Income taxes payable	1,673	1,251
Accrued liabilities	6,407	4,121
Deferred revenue	1,836	-
Vendor loan	1,725	1,725
	$36,484	$24,796